UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Jennison Natural Resources Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 5/31/2009

Date of reporting period: 11/30/2008

Item 1 – Reports to Stockholders –

NOVEMBER 30, 2008	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

FUND TYPE

Sector stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

January 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Natural Resources Fund, Inc.

Jennison Natural Resources Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Natural Resources Fund, Inc. is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.17%; Class B, 1.87%; Class C, 1.87%; Class R, 1.62%; Class Z, 0.87%. Net operating expenses: Class A, 1.15%; Class B, 1.85%; Class C, 1.85%; Class R, 1.35%; Class Z, 0.85%, after contractual reductions.1

Cumulative Total Returns as of 11/30/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–59.36%	–50.99%	74.28%	330.70%	—
Class B	–59.49	–51.32	67.99	299.92	—
Class C	–59.49	–51.32	67.99	299.92	—
Class R	–59.37	–51.07	N/A	N/A	–29.46% (8/22/06)
Class Z	–59.28	–50.83	76.54	341.67	—
Lipper Natural Resources Index[3]	–52.11	–42.12	94.13	200.51	***
MSCI World ND Index[4]	–40.89	–43.30	0.38	–4.70	****
S&P 500 Index[5]	–35.18	–38.08	–6.78	–8.96	*****
Lipper Global Natural Resources Funds Avg.[6]	–54.74	–47.71	65.22	224.56	******

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Average Annual Total Returns[7] as of 12/31/08
	One Year	Five Years	Ten Years	Since Inception[2]
Class A	–55.46%	9.14%	15.64%	—
Class B	–55.42	9.42	15.43	—
Class C	–53.63	9.57	15.43	—
Class R	–52.95	N/A	N/A	–13.07% (8/22/06)
Class Z	–52.73	10.66	16.59	—
Lipper Natural Resources Index[3]	–49.00	10.16	11.10	***
MSCI World ND Index[4]	–40.71	–0.51	–0.64	****
S&P 500 Index[5]	–36.99	–2.19	–1.38	*****
Lipper Global Natural Resources Funds Avg.[6]	–50.58	7.57	12.22	******

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1For the period through September 30, 2009, the distributor of the Fund has contractually agreed to limit distribution and service (12b-1) fees to 0.50% of the average daily net assets for Class R shares. Through September 30, 2008 the manager of the Fund has contractually agreed to waive 0.05% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive 0.05% of the management fee rate on average daily net assets over $4 billion.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3The Lipper Natural Resources Index is an unmanaged index which tracks the performance of the 30 largest natural resources mutual funds.

4The Morgan Stanley Capital International (MSCI) World Net Dividends (ND) Index is a free float-adjusted, market-capitalization index that is designed to measure global developed market equity performance. The MSCI World ND Index consists of approximately 23 developed market indexes in Australia, Canada, Europe, the Far East, New Zealand, and the United States.

5The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices have performed in the United States.

6The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Natural Resources Fund category and does not include the effect of any sales charges or taxes payable by investors.

7The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and

Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (continued)

0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

***Lipper Natural Resources Index Closest Month-End to Inception cumulative total return as of 11/30/08 is –20.00% for Class R. Lipper Natural Resources Index Closest Month-End to Inception average annual total return as of 12/31/08 is –11.75% for Class R.

****MSCI World ND Index Closest Month-End to Inception cumulative total return as of 11/30/08 is –31.31% for Class R. MSCI World ND Index Closest Month-End to Inception average annual total return as of 12/31/08 is –13.71% for Class R.

*****S&P 500 Index Closest Month-End to Inception cumulative total return as of 11/30/08 is –28.01% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 12/31/08 is –12.75% for Class R.

******Lipper Average Closest Month-End to Inception cumulative total return as of 11/30/08 is –28.03% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 12/31/08 is –14.49% for Class R.

Investors cannot invest directly in an index. The returns for the MSCI World ND Index and S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. Returns for the Lipper Average would be lower if it included the effects of sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 11/30/08
Southwestern Energy Co., Oil & Gas Exploration & Production	3.7%
Range Resources Corp., Oil & Gas Exploration & Production	2.6
Devon Energy Corp., Oil & Gas Exploration & Production	2.5
EOG Resources, Inc., Oil & Gas Exploration & Production	2.4
XTO Energy, Inc., Oil & Gas Exploration & Production	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 11/30/08
Oil & Gas Exploration & Production	37.5%
Gold	16.0
Oil & Gas Equipment & Services	11.7
Integrated Oil & Gas	11.2
Diversified Metals & Mining	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on June 1, 2008, at the beginning of the period, and held through the six-month period ended November 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Jennison Natural Resources Fund, Inc.	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Natural Resources Fund, Inc.		Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$406.40	1.15%	$4.05
	Hypothetical	$1,000.00	$1,019.30	1.15%	$5.82

Class B	Actual	$1,000.00	$405.10	1.85%	$6.52
	Hypothetical	$1,000.00	$1,015.79	1.85%	$9.35

Class C	Actual	$1,000.00	$405.10	1.85%	$6.52
	Hypothetical	$1,000.00	$1,015.79	1.85%	$9.35

Class R	Actual	$1,000.00	$406.30	1.35%	$4.76
	Hypothetical	$1,000.00	$1,018.30	1.35%	$6.83

Class Z	Actual	$1,000.00	$407.20	0.85%	$3.00
	Hypothetical	$1,000.00	$1,020.81	0.85%	$4.31

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended November 30, 2008, and divided by the 365 days in the Fund’s fiscal year ending May 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS 98.4%

Agricultural Products
2,183,300	Agrenco Ltd. 144A (Brazil)(a)(g)	$197,972

Aluminum 0.7%
1,403,100	Century Aluminum Co.(a)(b)	11,435,265

Coal & Consumable Fuels 1.8%
933,600	Cameco Corp. (Canada)	16,674,117
1,265,100	Patriot Coal Corp.(a)(b)	10,715,397

		27,389,514

Diversified Metals & Mining 5.0%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	12,514,001
12,700	Anglo American PLC (United Kingdom)	302,350
48,300	Antofagasta PLC (United Kingdom)	322,993
6,500	BHP Billiton Ltd. (Australia)(ADR)	260,130
583,900	First Quantum Minerals Ltd. (Canada)	8,615,844
1,267,700	First Uranium Corp. (South Africa)(a)	1,799,026
600,000	First Uranium Corp. 144A (South Africa)(a)(e)(g)	851,476
698,900	FNX Mining Co., Inc. (Canada)(a)	1,820,228
14,200	FNX Mining Co., Inc. 144A (Canada)(a)(g)	36,983
825,899	Freeport-McMoRan Copper & Gold, Inc.(b)	19,813,317
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	3,916,360
17,000	Rio Tinto PLC (United Kingdom)	422,844
93,500	Rio Tinto PLC (United Kingdom)(ADR)(b)	9,350,000
482,200	Southern Copper Corp.(b)	6,635,072
2,127,900	Sterlite Industries Ltd. (India)(ADR)(b)	10,490,547
26,200	Vedanta Resources PLC (United Kingdom)	247,572
16,600	Xstrata PLC (Switzerland)	239,288

		77,638,031

Gas Utilities 1.3%
604,400	Equitable Resources, Inc.	20,168,828

Gold 16.0%
573,800	Agnico-Eagle Mines Ltd.(b)	21,609,308
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	503,214
6,303,400	AXMIN, Inc. (Canada)(a)	304,954
792,446	Barrick Gold Corp.	23,345,459
982,800	Centerra Gold, Inc. (Canada)(a)	1,996,981

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	7

Portfolio of Investments

as of November 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gold (cont’d.)
5,216,900	Eldorado Gold Corp. (Canada)(a)	$31,506,677
4,519,100	European Goldfields Ltd. (Canada)(a)	8,125,781
2,837,400	Gabriel Resources Ltd. (Canada)(a)	3,363,149
993,800	Gold Reserve, Inc.(a)	327,954
216,800	Gold Reserve, Inc.(a)	87,405
1,184,436	Goldcorp, Inc.(b)	31,944,239
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	681,461
2,468,500	Kinross Gold Corp.(b)	36,410,375
1,065,800	Lihir Gold Ltd. (Papua New Guinea)(ADR)(a)(b)	16,168,186
3,817,384	Lihir Gold Ltd. 144A (Papua New Guinea)(a)(g)	5,510,213
4,052,100	Nevsun Resources Ltd. (Canada)(a)	2,091,069
1,004,167	Newcrest Mining Ltd. (Australia)	16,078,993
439,890	Newcrest Mining Ltd. 144A (Australia)(g)	7,043,638
849,100	Newmont Mining Corp.	28,572,215
2,250,600	Orezone Resources, Inc. (Canada)(a)	308,500
272,900	Seabridge Gold, Inc.(a)(b)	3,029,190
3,312,300	Semafo, Inc. (Canada)(a)	3,071,396
4,783,700	Semafo, Inc. 144A (Canada)(a)(e)(g)	4,435,780
40,200	Yamana Gold, Inc.	233,562

		246,749,699

Independent Power Producers & Energy Traders 1.7%
631,700	EDP Renovaveis SA 144A (Spain)(a)(g)	3,950,450
972,100	NRG Energy, Inc.(a)(b)	23,029,049

		26,979,499

Integrated Oil & Gas 11.2%
2,293,300	BG Group PLC (United Kingdom)	32,728,592
5,700	BP PLC (United Kingdom)(ADR)	277,533
3,400	Exxon Mobil Corp.	272,510
460,000	Hess Corp.	24,858,400
662,800	Occidental Petroleum Corp.(b)	35,883,992
875,200	Petroleo Brasileiro SA (Brazil)(ADR)	18,326,688
10,200	Royal Dutch Shell PLC (Netherlands)	271,868
1,093,500	Sasol Ltd. (South Africa)(ADR)(b)	31,230,360
1,382,800	Suncor Energy, Inc.(b)	29,647,232
3,200	Total S.A. (France)(ADR)	168,800

		173,665,975

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Marine Ports & Services 0.1%
3,134,000	LLX Logistica SA (Brazil)(a)	$1,569,740

Oil & Gas Drilling 3.4%
567,200	Helmerich & Payne, Inc.	14,384,192
650,700	Noble Corp.	17,432,253
248,756	Transocean, Inc.(a)(b)	16,636,801
3,222,300	Vantage Drilling Co.(a)(b)	3,383,415

		51,836,661

Oil & Gas Equipment & Services 11.7%
1,278,600	Cameron International Corp.(a)(b)	26,978,460
1,219,000	Complete Production Services(a)	9,983,610
621,000	Dril-Quip, Inc.(a)	12,221,280
479,700	Exterran Holdings, Inc.(a)(b)	8,418,735
14,200	FMC Technologies, Inc.(a)(b)	390,074
1,246,000	Halliburton Co.(b)	21,929,600
1,056,700	National Oilwell Varco, Inc.(a)	29,894,043
671,100	Schlumberger, Ltd.	34,051,614
841,700	Superior Energy Services, Inc.(a)	14,182,645
1,105,300	Tenaris SA (Luxembourg)(ADR)(b)	23,244,459

		181,294,520

Oil & Gas Exploration & Production 36.7%
708,500	Bill Barrett Corp.(a)(b)	15,849,145
3,600,000	BPI Energy Holdings, Inc.(a)(e)	270,000
779,200	Cabot Oil & Gas Corp.	23,352,624
838,800	Cairn Energy PLC (United Kingdom)(a)	21,924,492
962,200	Concho Resources, Inc.(a)(b)	22,698,298
1,917,700	Denbury Resources, Inc.(a)	18,275,681
537,600	Devon Energy Corp.	38,889,984
444,600	EOG Resources, Inc.	37,799,892
3,037,450	Integra Group Holdings(a)	2,733,705
6,430,000	Linc Energy Ltd. 144A (Australia)(a)(e)(g)	10,942,659
711,300	Newfield Exploration Co.(a)	16,061,154
604,500	Nexen, Inc.(b)	11,691,030
545,600	Noble Energy, Inc.	28,523,968
116,889	OGX Petroleo E Gas Participacoes SA (Brazil)(a)	20,188,519
4,206,812	Oil Search Ltd. (Papua New Guinea)	13,697,931
3,041,436	OPTI Canada, Inc. (Canada)(a)	5,346,178
3,797,100	Pacific Rubiales Energy Corp. (Canada)(a)	9,950,472

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	9

Portfolio of Investments

as of November 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil & Gas Exploration & Production (cont’d.)
1,074,600	Petrohawk Energy Corp.(a)(b)	$18,773,262
618,900	Pioneer Natural Resources Co.(b)	12,427,512
958,050	Range Resources Corp.(b)	39,730,334
1,430,900	SandRidge Energy, Inc.(a)	12,677,774
1,686,000	Southwestern Energy Co.(a)	57,947,820
319,800	St. Mary Land & Exploration Co.	6,431,178
2,482,200	Talisman Energy, Inc.	22,985,172
551,694	Trident Resources Corp. (Canada) (Private) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(e)(f)	4,448,428
661,900	Ultra Petroleum Corp.(a)	26,892,997
4,810,000	UTS Energy Corp. (Canada)(a)	3,257,862
905,097	Woodside Petroleum Ltd. (Australia)	21,530,236
980,150	XTO Energy, Inc.(b)	37,480,936
13,500,000	Zodiac Exploration Corp. (Canada) (Private) (cost $6,324,074; purchased 8/8/08)(a)(e)(f)	5,442,671

		568,221,914

Oil & Gas Refining & Marketing 0.9%
304,100	Reliance Industries Ltd. 144A (India)(GDR)(e)(g)	13,776,034

Oil & Gas Storage & Transportation 1.5%
1,438,400	Williams Cos., Inc.	23,330,848

Packaged Food 0.5%
2,719,400	Cosan Ltd. (Class A)(a)	8,348,558

Precious Metals & Minerals 4.6%
1,537,000	Cia de Minas Buenaventura SA (Peru)(ADR)	27,666,000
791,400	Greystar Resources Ltd. (Canada)(a)	657,267
3,092,700	Hecla Mining Co.(a)(b)	7,175,064
94,800	Impala Platinum Holdings Ltd. (South Africa)	1,181,328
950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)(b)	11,537,856
9,600	Lonmin PLC (United Kingdom)	126,165
1,149,600	Pan American Silver Corp.(a)	16,278,336
95,067	Pan American Silver Corp. (Canada)(a)	1,425,775
523,100	Platmin Ltd. 144A (South Africa) Ltd.(a)(e)(g)	244,636
1,445,300	Silver Wheaton Corp.(a)(b)	4,986,285

		71,278,712

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Steel 1.3%
3,000	ArcelorMittal NY Registered	$71,040
656,900	Cliffs Natural Resources, Inc.	15,601,375
3,134,000	MMX Mineracao E Metalicos SA (Brazil)(a)	4,411,511
7,900	Nucor Corp.	281,872

		20,365,798

	Total common stocks (cost $2,198,843,040)	1,524,247,568

PREFERRED STOCK 0.1%

Oil & Gas Exploration & Production 0.1%
80,000	Trident Resources Corp. (Canada) (Class B) (Private) 7.00% expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/7/06)(a)(e)(f)	1,000,000

Principal Amount (000)
CORPORATE BOND 0.7%

Oil & Gas Exploration & Production 0.7%
CAD 30,186	Trident Subordinated Unsecured Note (Canada) (Private) (PIK), 8.9363%, due 8/12/12 (cost $28,712,790; purchased 8/20/07)(e)(f)	11,326,631

Units
WARRANTS(a)

Gold
903,650	Crystallex International Corp. (Canada) (Private) expiring 8/11/09 (cost $0; purchased 2/8/08)(e)(f)	3

Oil & Gas Exploration & Production
2,591,932	Trident Resources Corp. (Canada) (Private) expiring 1/1/15 (cost $0; purchased 8/20/07)(e)(f)	209
13,500,000	Zodiac Exploration Corp. (Canada) (Private) expiring 2/10/12 (cost $0; purchased 8/8/08)(e)(f)	—	(h)

	Total warrants (cost $0)	212

	Total long-term investments (cost $2,232,555,830)	1,536,574,411

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	11

Portfolio of Investments

as of November 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENT 20.2%

Affiliated Money Market Mutual Fund 20.2%
312,708,319	Dryden Core Investment Fund - Taxable Money Market Series (cost $312,708,319; includes $312,708,318 of cash collateral received for securities on loan) (Note 3)(c)(d)	$312,708,319

	Total Investments(i) 119.4% (cost $2,545,264,149; Note 5)	1,849,282,730
	Liabilities in excess of other assets (19.4%)	(300,485,912)

	Net Assets 100.0%	$1,548,796,818

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt.

CAD—Canadian Dollar.

GDR—Global Depositary Receipt.

PIK—Payment in Kind.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $298,724,048; cash collateral of $312,708,318 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates securities restricted to resale. The aggregate cost of such securities was $57,707,404. The aggregate value of $22,217,942 is approximately 1.4% of net assets.
(g)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(h)	Less than $1.
(i)	As of November 30, 2008, 27 securities representing $172,205,016 and 11.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount $149,717,074 were valued using Other Significant Observable Inputs (Level 2, as defined below) and $22,487,942 were valued using Significant Unobservable Inputs (Level 3, as defined below).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,677,077,714	—
Level 2—Other Significant Observable Inputs	149,717,074	—
Level 3—Significant Unobservable Inputs	22,487,942	—

Total	$1,849,282,730	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 5/31/08	$62,545,229
Realized gain (loss)	10,564
Change in unrealized appreciation (depreciation)	(20,334,447)
Net purchases (sales)	7,384,378
Transfers in and/or out of Level 3	(27,117,782)

Balance as of 11/30/08	$22,487,942

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	13

Portfolio of Investments

as of November 30, 2008 (Unaudited) continued

The geographic concentration of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of November 30, 2008 were as follows:

United States (including 20.2% of collateral received for securities on loan)	89.2%
Canada	8.1
United Kingdom	4.3
South Africa	3.8
Australia	3.6
Brazil	2.9
Papua New Guinea	2.3
Peru	1.8
India	1.6
Luxembourg	1.5
Spain	0.3
Netherlands	—	(a)
Switzerland	—	(a)
France	—	(a)

	119.4
Liabilities in excess of other assets	(19.4)

	100.0%

(a)	Less than 0.1%.

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

NOVEMBER 30, 2008	SEMIANNUAL REPORT

Jennison Natural Resources Fund, Inc.

Statement of Assets and Liabilities

as of November 30, 2008 (Unaudited)

Assets
Investments, at value, including securities on loan of $298,724,048:
Unaffiliated Investments (cost $2,232,555,830)	$1,536,574,411
Affiliated Investments (cost $312,708,319)	312,708,319
Cash	96,915
Foreign currency, at value (cost $204,171)	204,171
Receivable for investments sold	20,174,968
Receivable for Fund shares sold	3,968,342
Dividends and interest receivable	2,213,646
Prepaid expenses	76,309
Foreign tax reclaim receivable	38,666

Total assets	1,876,055,747

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	312,708,318
Payable for Fund shares reacquired	6,423,265
Loan payable (Note 7)	5,890,000
Management fee payable	903,616
Distribution fee payable	578,636
Accrued expenses	404,251
Transfer agent fee payable	349,111
Deferred directors’ fees	1,732

Total liabilities	327,258,929

Net Assets	$1,548,796,818

Net assets were comprised of:
Common stock, at par	$585,779
Paid-in capital in excess of par	2,456,210,304

2,456,796,083
Distributions in excess of net investment income	(109,873,157)
Accumulated net realized loss on investment and foreign currency transactions	(102,132,079)
Net unrealized depreciation on investments and foreign currencies	(695,994,029)

Net assets November 30, 2008	$1,548,796,818

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($762,582,389 ÷ 27,467,873 shares of common stock issued and outstanding)	$27.76
Maximum sales charge (5.50% of offering price)	1.62

Maximum offering price to public	$29.38

Class B
Net asset value, offering price and redemption price per share ($152,924,626 ÷ 6,441,661 shares of common stock issued and outstanding)	$23.74

Class C
Net asset value, offering price and redemption price per share ($344,985,863 ÷ 14,529,708 shares of common stock issued and outstanding)	$23.74

Class R
Net asset value, offering price and redemption price per share ($8,797,699 ÷ 317,100 shares of common stock issued and outstanding)	$27.74

Class Z
Net asset value, offering price and redemption price per share ($279,506,241 ÷ 9,821,600 shares of common stock issued and outstanding)	$28.46

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	17

Statement of Operations

Six Months Ended November 30, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $276,355)	$12,363,136
Affiliated dividend income	1,063,135
Affliated income from securities loaned, net	1,716,456
Interest	1,415,655

Total income	16,558,382

Expenses
Management fee	10,586,592
Distribution fee—Class A	2,219,117
Distribution fee—Class B	1,493,251
Distribution fee—Class C	3,449,047
Distribution fee—Class R	33,222
Transfer agent’s fee and expenses (including affiliated expense of $643,400) (Note 3)	1,608,000
Custodian’s fees and expenses	303,000
Reports to shareholders	167,000
Registration fees	129,000
Interest expense (Note 7)	45,972
Directors’ fees	43,000
Legal fees and expenses	40,000
Loan interest expense (Note 7)	18,456
Audit fee	11,000
Insurance	9,000
Miscellaneous	13,678

Total expenses	20,169,335

Net investment loss	(3,610,953)

Realized And Unrealized Loss On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(166,913,917)
Foreign currency transactions	(2,212,560)

(169,126,477)

Net change in unrealized appreciation (depreciation) on:
Investments	(2,346,252,923)
Foreign currencies	(12,622)

(2,346,265,545)

Net loss on investment and foreign currency transactions	(2,515,392,022)

Net Decrease In Net Assets Resulting From Operations	$(2,519,002,975)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended November 30, 2008	Year Ended May 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(3,610,953)	$(12,177,444)
Net realized gain (loss) on investment and foreign currency transactions	(169,126,477)	150,914,709
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,346,265,545)	884,458,138

Net increase (decrease) in net assets resulting from operations	(2,519,002,975)	1,023,195,403

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(57,445,684)
Class B	—	(14,286,691)
Class C	—	(28,309,937)
Class R	—	(217,772)
Class Z	—	(19,616,981)

	—	(119,877,065)

Distributions from net realized gains
Class A	—	(62,490,439)
Class B	—	(17,848,604)
Class C	—	(35,367,012)
Class R	—	(239,287)
Class Z	—	(20,313,414)

	—	(136,258,756)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	691,421,516	1,669,733,304
Net asset value of shares issued in reinvestment of dividends and distributions	—	208,778,584
Cost of shares reacquired	(871,164,343)	(722,832,041)

Net increase (decrease) in net assets from Fund share transactions	(179,742,827)	1,155,679,847

Total increase (decrease)	(2,698,745,802)	1,922,739,429

Net Assets
Beginning of period	4,247,542,620	2,324,803,191

End of period	$1,548,796,818	$4,247,542,620

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements

(Unaudited)

Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies that own, explore, mine, process or otherwise develop, or provide goods and services with respect to, natural resources and in asset-based securities the terms of which are related to the market value of an underlying asset such as a natural resource.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

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Securities for which reliable market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investment and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Total Return Swap: Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the exdividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore,

Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

no federal income tax provision is required. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to a subadvisory agreement between PI and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PI, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Pursuant to the management agreement between the Fund and PI, the management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of average daily net assets up to $1 billion and .70 of 1% of average daily net assets in excess of $1 billion.

Through September 30, 2008, PI has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion that would otherwise be applicable under the terms of the management agreement. Effective October 1, 2008 through September 30, 2009, PI has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion that would otherwise be applicable under the terms of the management agreement. The effective management fee rate was .70 of 1% for the six months ended November 30, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually

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incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS had contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares through September 30, 2009.

PIMS has advised the Fund that it received approximately $3,369,600 in front-end sales charges resulting from sales of Class A shares, during the six months ended November 30, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended November 30, 2008, it received approximately $39,100, $532,700 and $379,300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”) and Wachovia Securities, LLC (“Wachovia”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended November 30, 2008, the Fund incurred approximately $1,084,900 in total networking fees, of which approximately $134,400 and $5,000 were paid to First Clearing and Wachovia, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months

Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

ended November 30, 2008, PIM has been compensated approximately $735,600 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2008 were $1,011,412,144 and $977,201,643, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$2,596,152,279	$185,986,653	$(932,856,202)	$(746,869,549)

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis

26	Visit our website at www.jennisondryden.com

approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million shares of $.01 par value common stock authorized divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 100 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended November 30, 2008:
Shares sold	6,974,761	$356,641,497
Shares reacquired	(10,300,695)	(471,716,441)

Net increase (decrease) in shares outstanding before conversion	(3,325,934)	(115,074,944)
Shares issued upon conversion from Class B	183,864	11,171,913

Net increase (decrease) in shares outstanding	(3,142,070)	$(103,903,031)

Year ended May 31, 2008:
Shares sold	14,854,403	$895,176,340
Shares issued in reinvestment of dividends and distributions	1,885,140	106,717,427
Shares reacquired	(6,851,754)	(407,109,970)

Net increase (decrease) in shares outstanding before conversion	9,887,789	594,783,797
Shares issued upon conversion from Class B	293,726	16,908,576

Net increase (decrease) in shares outstanding	10,181,515	$611,692,373

Class B
Six Months ended November 30, 2008:
Shares sold	600,846	$26,828,549
Shares reacquired	(1,211,920)	(53,322,605)

Net increase (decrease) in shares outstanding before conversion	(611,074)	(26,494,056)
Shares reacquired upon conversion into Class A	(395,764)	(11,171,913)

Net increase (decrease) in shares outstanding	(1,006,838)	$(37,665,969)

Year ended May 31, 2008:
Shares sold	1,749,925	$90,765,803
Shares issued in reinvestment of dividends and distributions	583,181	28,429,233
Shares reacquired	(1,277,580)	(65,191,605)

Net increase (decrease) in shares outstanding before conversion	1,055,526	54,003,431
Shares reacquired upon conversion into Class A	(339,787)	(16,908,576)

Net increase (decrease) in shares outstanding	715,739	$37,094,855

Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six Months ended November 30, 2008:
Shares sold	2,216,720	$101,863,935
Shares reacquired	(4,508,804)	(171,388,394)

Net increase (decrease) in shares outstanding	(2,292,084)	$(69,524,459)

Year ended May 31, 2008:
Shares sold	6,734,719	$349,581,730
Shares issued in reinvestment of dividends and distributions	888,499	43,314,332
Shares reacquired	(2,530,695)	(129,565,968)

Net increase (decrease) in shares outstanding	5,092,523	$263,330,094

Class R
Six Months ended November 30, 2008:
Shares sold	210,755	$10,439,746
Shares reacquired	(118,129)	(5,418,732)

Net increase (decrease) in shares outstanding	92,626	$5,021,014

Year ended May 31, 2008:
Shares sold	247,215	$15,053,063
Shares issued in reinvestment of dividends and distributions	7,964	451,237
Shares reacquired	(78,232)	(4,753,385)

Net increase (decrease) in shares outstanding	176,947	$10,750,915

Class Z
Six Months ended November 30, 2008:
Shares sold	3,439,361	$195,647,789
Shares reacquired	(3,908,923)	(169,318,171)

Net increase (decrease) in shares outstanding	(469,562)	$26,329,618

Year ended May 31, 2008:
Shares sold	5,220,045	$319,156,368
Shares issued in reinvestment of dividends and distributions	516,273	29,866,355
Shares reacquired	(1,918,168)	(116,211,113)

Net increase (decrease) in shares outstanding	3,818,150	$232,811,610

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused

28	Visit our website at www.jennisondryden.com

amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the SCA during the six months ended November 30, 2008. The average daily balance for the 26 days the Fund had an outstanding balance was $10,678,308 at a weighted average interest rate of 2.44%. The outstanding balance as of November 30, 2008 was $5,890,000.

During the six months ended November 30, 2008, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $14,741,934 at a weighted average interest rate of 3.61%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Jennison Natural Resources Fund, Inc.	29

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended November 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$68.29

Income (loss) from investment operations:
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(40.51)

Total from investment operations	(40.53)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$27.76

Total Return(b):	(59.35)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$762,582
Average net assets (000)	$1,475,369
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.15	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)(e)
Net investment income (loss)	(.06	)%(d)(e)
For Class A, B, C, R and Z shares:
Portfolio turnover	32	%(f)

(a)	Calculated based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Through September 30, 2008, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.
(g)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares until September 30, 2007.

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Year Ended May 31,
2008(a)		2007(a)		2006(a)		2005		2004

$53.87		$48.25		$30.36		$23.33		$18.94

(.12)		(.03)		.15		.11		(.06)

19.61		11.21		20.28		7.61		4.96

19.49		11.18		20.43		7.72		4.90

(2.43)		(.42)		(.30)		(.08)		(.39)
(2.64)		(5.14)		(2.24)		(.61)		(.12)

(5.07)		(5.56)		(2.54)		(.69)		(.51)

$68.29		$53.87		$48.25		$30.36		$23.33

38.15%		25.03%		69.16%		33.24%		26.24%

$2,090,493		$1,100,431		$817,299		$327,162		$121,700
$1,491,943		$847,853		$566,901		$215,619		$81,712

1.14	%(d)(g)	1.19	%(g)	1.14	%(g)	1.22	%(g)	1.41	%(g)
.85	%(d)	.94%		.89%		.97%		1.16%
(.20	)%(d)	(.07)%		.36%		.39%		(.27)%

21%		46%		34%		30%		6%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended November 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$58.60

Income (loss) from investment operations:
Net investment loss	(.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(34.70)

Total from investment operations	(34.86)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$23.74

Total Return(b):	(59.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$152,925
Average net assets (000)	$297,834
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)(e)
Net investment loss	(.76	)%(d)(e)

(a)	Calculated based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Through September 30, 2008, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class B
Year Ended May 31,
2008(a)		2007(a)	2006(a)	2005	2004

$46.90		$42.70	$27.13	$20.99	$17.09

(.44)		(.34)	(.15)	(.09)	(.20)

16.90		9.79	18.05	6.84	4.46

16.46		9.45	17.90	6.75	4.26

(2.12)		(.11)	(.09)	—	(.24)
(2.64)		(5.14)	(2.24)	(.61)	(.12)

(4.76)		(5.25)	(2.33)	(.61)	(.36)

$58.60		$46.90	$42.70	$27.13	$20.99

37.14%		24.10%	67.84%	32.30%	25.28%

$436,506		$315,782	$271,419	$132,157	$52,684
$360,663		$265,189	$206,935	$91,588	$40,985

1.85	%(d)	1.94%	1.89%	1.97%	2.16%
.85	%(d)	.94%	.89%	.97%	1.16%
(.86	)%(d)	(.82)%	(.40)%	(.36)%	(1.03)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended November 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$58.61

Income (loss) from investment operations:
Net investment loss	(.16)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(34.71)

Total from investment operations	(34.87)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$23.74

Total Return(b):	(59.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$344,986
Average net assets (000)	$687,925
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.85	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	.85	%(d)(e)
Net investment loss	(.76	)%(d)(e)

(a)	Calculated based on average daily shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include the expenses of the underlying fund in which the Fund invests.
(d)	Through September 30, 2008, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class C
Year Ended May 31,
2008(a)		2007(a)	2006(a)	2005	2004

$46.90		$42.70	$27.13	$20.99	$17.09

(.46)		(.34)	(.15)	(.09)	(.20)

16.93		9.79	18.05	6.84	4.46

16.47		9.45	17.90	6.75	4.26

(2.12)		(.11)	(.09)	—	(.24)
(2.64)		(5.14)	(2.24)	(.61)	(.12)

(4.76)		(5.25)	(2.33)	(.61)	(.36)

$58.61		$46.90	$42.70	$27.13	$20.99

37.14%		24.10%	67.84%	32.30%	25.28%

$985,867		$550,097	$406,571	$138,176	$32,612
$724,878		$428,643	$261,145	$79,352	$16,347

1.85	%(d)	1.94%	1.89%	1.97%	2.16%
.85	%(d)	.94%	.89%	.97%	1.16%
(.90	)%(d)	(.82)%	(.40)%	(.37)%	(1.00)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended November 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$68.28

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(40.48)

Total from investment operations	(40.54)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$27.74

Total Return(c):	(59.37)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,798
Average net assets (000)	$13,252
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.35	%(f)(g)
Expenses, excluding distribution and service (12b-1) fees	.85	%(f)(g)
Net investment loss	(.24	)%(f)(g)

(a)	Inception date of Class R shares.
(b)	Calculated based on average daily shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Through September 30, 2008, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion.
(g)	Annualized.

See Notes to Financial Statements.

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Class R
Year Ended May 31, 2008(b)		August 22, 2006(a) through May 31, 2007(b)

$53.96		$47.85

(.37)		(.08)

19.74		11.63

19.37		11.55

(2.41)		(.30)
(2.64)		(5.14)

(5.05)		(5.44)

$68.28		$53.96

37.82%		25.98%

$15,328		$2,565
$6,730		$626

1.35	%(f)	1.44	%(g)
.85	%(f)	.94	%(g)
(.62	)%(f)	(.24	)%(g)

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended November 30, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$69.90

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(41.50)

Total from investment operations	(41.44)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains on investments	—

Total dividends and distributions	—

Net asset value, end of period	$28.46

Total Return(b):	(59.28)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$279,506
Average net assets (000)	$553,102
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	.85	%(e)(f)
Net investment income (loss)	.24	%(e)(f)

(a)	Calculated based on average daily shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Less than $.005 per share.
(d)	Does not include the expenses of the underlying fund in which the Fund invests.
(e)	Through September 30, 2008, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $2 billion. Effective October 1, 2008 through September 30, 2009, the manager of the Fund has contractually agreed to waive .05 of 1% of the management fee rate on average daily net assets over $4 billion.
(f)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended May 31,
2008(a)		2007(a)	2006(a)	2005	2004

$54.99		$49.12	$30.87	$23.70	$19.24

.05		.08	.26	.19	— (c)

20.05		11.46	20.60	7.74	5.02

20.10		11.54	20.86	7.93	5.02

(2.55)		(.53)	(.37)	(.15)	(.44)
(2.64)		(5.14)	(2.24)	(.61)	(.12)

(5.19)		(5.67)	(2.61)	(.76)	(.56)

$69.90		$54.99	$49.12	$30.87	$23.70

38.53%		25.39%	69.44%	33.64%	26.49%

$719,348		$355,928	$270,375	$109,569	$44,663
$503,262		$283,266	$179,109	$83,864	$25,894

.85	%(e)	.94%	.89%	.97%	1.16%
.85	%(e)	.94%	.89%	.97%	1.16%
.08	%(e)	.18%	.60%	.65%	(.02)%

See Notes to Financial Statements.

Jennison Natural Resources Fund, Inc.	39

Approval of Advisory Agreements

The Board of Directors (the “Board”) of Jennison Natural Resources Fund, Inc. (the “Fund”) oversees the management of the Fund and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three-, five-, and ten-year time periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Jennison Natural Resources Fund, Inc.

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of Jennison Natural Resources Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Global Natural Resources Fund Performance Universe)

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was in the first quartile over the one-, three-, five-, and ten-year periods. The Board also noted that the Fund outperformed its benchmark index over the same periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) ranked in the Expense Group’s second quartile, while the Fund’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions

Jennison Natural Resources Fund, Inc.

Approval of Advisory Agreements (continued)

received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Natural Resources Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Natural Resources Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	JNRRX	PNRZX
CUSIP	476293105	476293204	476293303	476293501	476293402

MF135E2    IFS-A160323    Ed. 01/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 28, 2009

*	Print the name and title of each signing officer under his or her signature.